Accounts Payable	12 Months Ended
Mar. 31, 2013
Accounts Payable
14.	Accounts payable

Accounts payable consists of the following:

	As of March 31,
	2012		2013
	(In millions)
Interconnect charges payable	Rs.	16,767	Rs.	17,834	US$	327
Payables for capital and other supplies		11,642		12,487		229

Total	Rs.	28,409	Rs.	30,321	US$	556